Share-based Compensation (Details)				12 Months Ended
	Aug. 12, 2022 $ / shares shares	Aug. 12, 2022 $ / shares ¥ / shares shares	Mar. 12, 2012 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Aug. 12, 2022 ¥ / shares shares	Mar. 12, 2012 ¥ / shares
Share-based Compensation (Details) [Line Items]
Share-based compensation expenses | ¥				¥ 461,000				¥ (393,000)
Subscribed ordinary shares								280,000,000
Deposits amount | ¥								¥ 250,312
Purchase ordinary shares	4,000,000	4,000,000								4,000,000
Exercise price per share | (per share)	$ 0.2305	¥ 1.59
Ordinary share | (per share)	$ 0.002	¥ 0.002								¥ 0.01
Options to granted ordinary shares				161,143,768	161,143,768
Options granted				¥ 3,942	$ 572
Weighted-average period				3 years 7 months 6 days	3 years 7 months 6 days
Aggregate intrinsic value				¥ 3,849	$ 558
Two Thousand Twelve Option G [Member]
Share-based Compensation (Details) [Line Items]
Share-based compensation expenses | $
521 Plan [Member]
Share-based Compensation (Details) [Line Items]
Share-based compensation expenses | ¥									¥ 393
Termination of employment or agency contract				Upon a modification of the settlement terms of the 521 Plan from cash settlement to net share settlement of vested ADS options in November 2019, the Group will settle the vested ADS option with shares of the Group at a value equal to the excess of the settlement date fair value of the ADS over the loan principal plus interest.	Upon a modification of the settlement terms of the 521 Plan from cash settlement to net share settlement of vested ADS options in November 2019, the Group will settle the vested ADS option with shares of the Group at a value equal to the excess of the settlement date fair value of the ADS over the loan principal plus interest.
Reversed stock option | ¥								¥ 393
Option D1 [Member]
Share-based Compensation (Details) [Line Items]
Options grant percentage	30.00%	30.00%
Option D2 [Member]
Share-based Compensation (Details) [Line Items]
Options grant percentage	30.00%	30.00%
Option D3 [Member]
Share-based Compensation (Details) [Line Items]
Options grant percentage	20.00%	20.00%
Option D4 [Member]
Share-based Compensation (Details) [Line Items]
Options grant percentage	20.00%	20.00%
Directors And Employees [Member] | Two Thousand Twelve Option G [Member]
Share-based Compensation (Details) [Line Items]
Options to purchase ordinary shares			92,845,000
Description of option grantees			Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022.
Exercise price of options | (per share)			$ 0.3								¥ 1.9
Intrinsic value of per ordinary share | (per share)			$ 0.04								0.26
Options granted			3,200,000
Two Independent Directors [Member] | Two Thousand Twelve Option G [Member]
Share-based Compensation (Details) [Line Items]
Exercise price of options | (per share)			$ 0.31								1.98
Intrinsic value of per ordinary share | (per share)			0.03								0.17
Exercise price for option G later modified | (per share)			$ 0.001								¥ 0.006